Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Rollforward and by Segment
Information regarding goodwill by segment, was as follows:

	U.S.	MetLife Holdings	Total
	(In millions)
Balance at January 1, 2013
Goodwill	$70	$41	$111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2013
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2014
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	70	31	101
Balance at December 31, 2015
Goodwill	70	41	111
Accumulated impairment	—	(10)	(10)
Total goodwill, net	$70	$31	$101